Leases	12 Months Ended
Dec. 31, 2020
Lease [Abstract]
Leases

13. LEASES

The Group as a lessee

The Group has lease contracts for land and buildings. Leases of buildings (including car park spaces) generally have lease terms between 2 and 10 years. Lump sum payments were made upfront to acquire the leased land from the owners with lease periods of 50 years, and no ongoing payments will be made under the terms of these land leases. Other buildings and rooms generally have lease terms of 12 months or less from the commencement date and do not contain a purchase option. The group applies the short-term lease recognition exemption to its short-term leases.

(a) Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Prepaid land lease payments	Buildings	Total
	US$’000	US$’000	US$’000
December 31, 2020
Right-of-use assets at January 1, 2020, net of accumulated depreciation	4,630	4,718	9,348
Increase	—	491	491
Lease modification	—	(928)	(928)
Exchange realignment	318	273	591
Depreciation of right-of-use assets	(97)	(1,396)	(1,493)
At December 31, 2020	4,851	3,158	8,009
December 31, 2019
Right-of-use assets at January 1, 2019, net of accumulated depreciation	—	3,733	3,733
Additions	4,677	2,163	6,840
Exchange realignment	—	(27)	(27)
Depreciation of right-of-use assets	(47)	(1,151)	(1,198)
At December 31, 2019	4,630	4,718	9,348

13. LEASES (CONTINUED)

The Group as a lessee (continued)

(b) Lease liabilities

Lease liabilities are as indicated below:

At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term.

	2020	2019
	US$’000	US$’000
Carrying amount at January 1	6,085	4,317
Increase	491	6,840
Lease modification	(928)	—
Accretion of interest recognised during the year	195	199
Payments	(2,797)	(5,255)
Exchange realignment	327	(16)
Carrying amount at December 31	3,373	6,085
Analyzed into:
Current portion	1,464	1,027
Non-current portion	1,909	5,058
	3,373	6,085

	2020	2019
	US$’000	US$’000
Interest on lease liabilities	195	199
Depreciation charge of right-of-use assets	1,493	1,198
Expense relating to short-term leases	69	272
Total amount recognized in profit or loss	1,757	1,669

(c) The amounts recognised in profit or loss in relation to leases are as follows:

The maturity analysis of lease liabilities is disclosed in note 31 to the financial statements. The total cash outflow for leases is disclosed in note 28(c) to the financial statements.

The Group as a lessor

The Group leases its right-of-use assets above consisting of five car parking spaces in Ireland for a lease term of 12 months. Rental income recognised by the Group for the year ended December 31, 2020 was US$4,000 (2019: 138,000), details of which are included in note 5 to the financial statements.

At December 31, 2020 and 2019, the undiscounted minimum lease payments receivables by the Group in future periods under non-cancellable operating leases with its tenants are as follows:

	2020	2019
	US$’000	US$’000
Within one year	4	16